Document and Entity Information	0 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 1, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jul 1, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Dec 31, 2012
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MPNIX
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MINMX
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MPSTX
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MPPIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Risk/Return:
Trading Symbol	MNYMX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MNYIX

BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Intermediate Municipal Bond Fund
BNY MELLON FUNDS TRUST - BNY Mellon National Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Average Annual Total Returns as of 12/31/11

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon National Intermediate Municipal Bond Fund – Performance”:

Average Annual Returns BNY Mellon National Intermediate Municipal Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares		9.33%	5.07%	4.85%
Investor Shares		9.07%	4.83%	4.60%
After Taxes on Distributions Class M Shares		9.32%	5.03%	4.80%
After Taxes on Distributions and Sale of Fund Shares Class M Shares		7.34%	4.87%	4.70%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes	[1]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes		10.19%	5.95%	5.57%
[1]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	BNY MELLON FUNDS TRUST - BNY Mellon National Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon National Intermediate Municipal Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon National Intermediate Municipal Bond Fund – Performance”:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%
Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%
Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%

[1]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon National Short-Term Municipal Bond Fund
BNY MELLON FUNDS TRUST - BNY Mellon National Short-Term Municipal Bond Fund Supplement to Prospectus dated December 31, 2012

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Average Annual Total Returns as of 12/31/11

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon National Short-Term Municipal Bond Fund – Performance”:

Average Annual Returns BNY Mellon National Short-Term Municipal Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares		2.21%	2.92%	2.73%
Investor Shares		1.88%	2.64%	2.46%
After Taxes on Distributions Class M Shares		2.21%	2.92%	2.73%
After Taxes on Distributions and Sale of Fund Shares Class M Shares		1.91%	2.83%	2.69%
S&P Municipal Bond Investment Grade Short Index reflects no deduction for fees, expenses or taxes	[1]
S&P Municipal Bond Short Index reflects no deduction for fees, expenses or taxes		2.78%	3.75%	3.27%
[1]	The S&P Municipal Bond Investment Grade Short Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond Investment Grade Short Index has been calculated for a 10-year period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	BNY MELLON FUNDS TRUST - BNY Mellon National Short-Term Municipal Bond Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon National Short-Term Municipal Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon National Short-Term Municipal Bond Fund – Performance”:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
S&P Municipal Bond Investment Grade Short Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1]
S&P Municipal Bond Short Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%
Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.46%

[1]	The S&P Municipal Bond Investment Grade Short Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond Investment Grade Short Index has been calculated for a 10-year period.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
BNY MELLON FUNDS TRUST - BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Average Annual Total Returns as of 12/31/11

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Performance”:

Average Annual Returns BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares		8.60%	4.44%	4.29%
Investor Shares		8.42%	4.17%	4.02%
After Taxes on Distributions Class M Shares		8.60%	4.42%	4.25%
After Taxes on Distributions and Sale of Fund Shares Class M Shares		6.89%	4.34%	4.22%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes	[1][2]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[1]	10.19%	5.95%	5.57%
[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	BNY MELLON FUNDS TRUST - BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Performance”:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.19%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%	[1]
Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%
Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.02%

[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY MELLON FUNDS TRUST - BNY Mellon Massachusetts Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Average Annual Total Returns as of 12/31/11

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Performance”:

Average Annual Returns BNY Mellon Massachusetts Intermediate Municipal Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	[1]	8.67%	4.88%	4.65%
Investor Shares	[2]	8.40%	4.62%	4.39%
After Taxes on Distributions Class M Shares	[1]	8.66%	4.86%	4.63%
After Taxes on Distributions and Sale of Fund Shares Class M Shares	[1]	6.89%	4.70%	4.53%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes	[3][4]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[3]	10.19%	5.95%	5.57%
[1]	Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.
[2]	Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.
[3]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[4]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	BNY MELLON FUNDS TRUST - BNY Mellon Massachusetts Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Performance”:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.19%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%	[1]
Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.67%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%	[3]
Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.66%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%	[3]
Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.89%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.53%	[3]
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.40%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.62%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%	[4]

[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
[3]	Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.
[4]	Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
BNY MELLON FUNDS TRUST - BNY Mellon New York Intermediate Tax-Exempt Bond Fund Supplement to Prospectus dated December 31, 2012

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Average Annual Total Returns as of 12/31/11

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon New York Intermediate Tax-Exempt Bond Fund – Performance”:

Average Annual Returns BNY Mellon New York Intermediate Tax-Exempt Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M	[1]	9.22%	5.24%	4.66%
Investor Shares	[2]	8.94%	4.96%	4.39%
After Taxes on Distributions Class M	[1]	9.18%	5.22%	4.63%
After Taxes on Distributions and Sale of Fund Shares Class M	[1]	7.27%	4.99%	4.50%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes	[3][4]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[3]	10.19%	5.95%	5.57%
[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.
[3]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[4]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	BNY MELLON FUNDS TRUST - BNY Mellon New York Intermediate Tax-Exempt Bond Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon New York Intermediate Tax-Exempt Bond Fund – Performance”:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.19%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%	[1]
Class M
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.22%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.24%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%	[3]
Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.18%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%	[3]
Class M | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.27%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%	[3]
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.94%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%	[4]

[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
[3]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[4]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012